Registration No. 2-93177

File No. 811-04108

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 83	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 78	☒

OPPENHEIMER VARIABLE ACCOUNT FUNDS

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of May, 2017.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	May 12, 2017

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	May 12, 2017

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	May 12, 2017

Jon S. Fossel* Jon S. Fossel	Trustee	May 12, 2017

Richard F. Grabish* Richard F. Grabish	Trustee	May 12, 2017

Beverly L. Hamilton* Beverly L. Hamilton	Trustee	May 12, 2017

Victoria J. Herget* Victoria J. Herget	Trustee	May 12, 2017

F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	May 12, 2017

Karen L. Stuckey* Karen L. Stuckey	Trustee	May 12, 2017

James D. Vaughn* James D. Vaughn	Trustee	May 12, 2017

*By:	/s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document